UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     September 30, 2007

Check here if Amendment [   ]; Amendment Number: ____
        This Amendment (Check only one.):   [   ] is a restatement.
                                            [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:                 Oceanwood Capital Management LLP
Address:              4 Albemarle Street
                      London, England W1S 4GA

Form 13F File Number: 028-12041

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:                 William C. Nicholas
Title:                Chief Operating Officer
Phone:                +44 207 758 5525

Signature, Place, and Date of Signing:

/s/ William C. Nicholas            London, England            9 November 2007
________________________________________________________________________________
    [Signature]                    [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                            Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     27

Form 13F Information Table Value Total:     702,388
                                            (x$1000)
List of Other Included Managers:            None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


                                     FORM 13F INFORMATION TABLE
                                      NAME OF REPORTING MANAGER:
                                  OCEANWOOD CAPITAL MANAGEMENT LLP
                                           As of 9/30/07

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  Column 1                    Column 2      Column 3   Column 4         Column 5          Column 6     Column 7      Column 8

  Name of                     Title of       CUSIP      Value     Shares or  SH/ PUT/    Investment     Other         Voting
  Issuer                       Class         Number    (x$1000)   Principal  PRN CALL    Discretion    Managers      Authority
                                                                  Amount
                                                                                                                Sole   Shared  None
ALLTEL CORP                   COM             020039103  91,385    1,331,500  SH         SOLE           NONE    1,331,500
AMERISTAR CASINOS INC         COM             03070Q101  11,616      413,392  SH         SOLE           NONE      413,392
ARCHSTONE SMITH TR            COM             039583109   8,780      146,000  SH         SOLE           NONE      146,000
AVAYA INC                     COM             053499109  17,864    1,053,321  SH         SOLE           NONE    1,053,321
CELANESE CORP DEL             COM SER A       150870103  11,061      283,758  SH         SOLE           NONE      283,758
CVS CAREMARK CORPORATION      COM             126650100  28,534      720,000  SH         SOLE           NONE      720,000
DOBSON COMMUNICATIONS CORP    CL A            256069105  53,030    4,146,242  SH         SOLE           NONE    4,146,242
EDWARDS AG INC                COM             281760108  40,342      481,700  SH         SOLE           NONE      481,700
GRACE W R & CO DEL NEW        COM             38388F108  34,808    1,295,900  SH         SOLE           NONE    1,295,900
GUITAR CTR MGMT INC           COM             402040109  10,088      170,111  SH         SOLE           NONE      170,111
HARRAHS ENTMT INC             COM             413619107   8,851      101,820  SH         SOLE           NONE      101,820
HILTON HOTELS CORP            COM             432848109  55,196    1,187,270  SH         SOLE           NONE    1,187,270
ITT CORP NEW                  COM             450911102   5,928       87,262  SH         SOLE           NONE       87,262
ITT CORP NEW                  COM             450911102  29,550      435,000     PUT     SOLE           NONE      435,000
LAIDLAW INTL INC              COM             50730R102  41,251    1,171,234  SH         SOLE           NONE    1,171,234
LYONDELL CHEMICAL CO          COM             552078107  16,746      361,300  SH         SOLE           NONE      361,300
NAVIOS MARITIME HOLDINGS INC  COM             Y62196103   1,593      121,198  SH         SOLE           NONE      121,198
OCEANAUT INC                  *W EXP 01/01/201675227110     715      500,000  SH         SOLE           NONE      500,000
OCEANAUT INC                  COM             675227102   4,025      500,000  SH         SOLE           NONE      500,000
PENN NATL GAMING INC          COM             707569109  10,063      170,500  SH         SOLE           NONE      170,500
QUALCOMM INC                  COM             747525103  54,177    1,282,002  SH         SOLE           NONE    1,282,002
QUALCOMM INC                  COM             747525103  38,457      910,000     CALL    SOLE           NONE      910,000
RIVIERA HLDGS CORP            COM             769627100   3,198      114,025  SH         SOLE           NONE      114,025
STAR MARITIME ACQUISITION CO  *W EXP 12/15/20085516E115   7,011    1,230,000  SH         SOLE           NONE    1,230,000
STAR MARITIME ACQUISITION CO  COM             85516E107  39,929    2,850,000  SH         SOLE           NONE    2,850,000
STATION CASINOS INC           COM             857689103  51,719      591,213  SH         SOLE           NONE      591,213
TERADATA CORP DEL             COM             88076W103  26,471    1,015,000  SH         SOLE           NONE    1,015,000
